Change in Projected Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	$ 753,975	$ 496,040
Service cost	23,001	17,125	$ 16,121
Interest cost	33,151	28,935	23,016
Actuarial (gain) loss	(27,119)	99,071
Gross benefits paid	(30,803)	(23,489)
Acquisitions		122,641
Nonrecurring termination benefit	2,338	13,652
Net projected benefit obligation at end of year	754,543	753,975	496,040
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	25,086	27,352
Service cost	137	206	227
Interest cost	928	1,164	1,013
Participants’ contributions	1,777	2,100
Actuarial (gain) loss	(627)	(3,026)
Gross benefits paid	(3,893)	(4,856)
Acquisitions		2,146
Net projected benefit obligation at end of year	$ 23,408	$ 25,086	$ 27,352